Acquisition of Clear RF LLC (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts Text Block [Abstract]
Cash	$ 155,015	$ 155,015
Common shares issued (in Shares)		23,949
Common shares value	$ 194,085	$ 194,985
Payment of cash and distribution				$ 194,985
Total acquisition consideration			$ 700,000
Acquisition value			122,717
Supplier relationship valued			$ 399,920	399,920
Estimated useful life			4 years
Incurred costs			$ 79,069
Goodwill				$ 50,257